Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [line items]
Reversals of inventory write-downs	₩ 0	₩ 0	₩ 0
Inventories recognized as operating expenses	15,019	2,509	6,079
Cost of goods sold [member]
Inventories [line items]
Inventories recognized as operating expenses	₩ 1,498,249	₩ 1,411,986	₩ 1,498,087